Property and equipment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment 9	€ 2,446	€ 2,515	€ 2,841
Property plant equipment, revalued	368	403
Impairments	(35)	(33)
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment 9	6,081	6,229
Property in own use
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment 9	681	702	€ 745
Impairments	(9)	(10)
Property in own use | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment 9	€ 847	€ 910